SHAREHOLDERS' EQUITY - Summary of Options Data (Details) - Share-based Payment Arrangement, Option - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 78.15	$ 84.97	$ 49.14
Total intrinsic value of the options exercised	$ 102,390	$ 19,450	$ 11,843
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Remaining Contractual Term	4 years 4 months 13 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value	$ 355,730	$ 167,822